Note 19 - Share-based Compensation (Details) - 2009 Options - Fair Value Assumptions - Options 2009 Plan [Member]	12 Months Ended
Dec. 31, 2015
Option D 1 [Member]
Note 19 - Share-based Compensation (Details) - 2009 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	3.35%
Expected life (years)	3 years 204 days
Expected volatility	33.00%
Option D 2 [Member]
Note 19 - Share-based Compensation (Details) - 2009 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	3.51%
Expected life (years)	4 years 21 days
Expected volatility	31.90%
Option D 3 [Member]
Note 19 - Share-based Compensation (Details) - 2009 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	3.55%
Expected life (years)	4 years 204 days
Expected volatility	32.20%
Option D 4 [Member]
Note 19 - Share-based Compensation (Details) - 2009 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	3.61%
Expected life (years)	5 years 21 days
Expected volatility	31.20%